Summary of Significant Accounting Policies - Additional Information (Detail) - Dec. 31, 2021	kr / shares	€ / shares
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | kr / shares	kr 1
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares		€ 0.13